Revenue Information (Details) - Schedule of Revenue ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenue [Line items]
Total	¥ 139,969	$ 19,260	¥ 153,488	¥ 153,488
Base commission from transactions [Member]
Schedule of Revenue [Line items]
Revenue	132,065			143,563
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line items]
Revenue	¥ 7,904			¥ 9,925